BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
BASIS OF PRESENTATION

1.	BASIS OF PRESENTATION

The historical consolidated financial statements have been adjusted in the pro forma condensed combined financial statements to give effect to pro forma events that are (1) directly attributable to the business combination, (2) factually supportable and (3) with respect to the pro forma condensed combined statements of operations, expected to have a continuing impact on the combined results following the business combination. The business combination was accounted for as reorganization of entities under common control. As a result, we measured the recognized assets and liabilities combined at their historical cost at the date of transfer. The pro forma combined financial statements do not necessarily reflect what the combined company’s financial condition or results of operations would have been had the acquisition occurred on the dates indicated. They also may not be useful in predicting the future financial condition and results of operations of the combined company. The actual financial position and results of operations may differ significantly from the pro forma amounts reflected herein due to a variety of factors.